Segment Reporting (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current assets	$ 31,328,131	$ 40,343,386
Non-current assets	29,837,875	40,966,318
Total assets	61,166,006	81,309,704
Current liabilities	6,864,685	7,282,509
Total liabilities	6,864,685	7,282,509
Wholesale And Retail [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current assets	27,287,590	34,036,883
Non-current assets	7,864,391	8,987,857
Total assets	35,151,981	43,024,740
Current liabilities	3,417,655	3,722,277
Total liabilities	3,417,655	3,722,277
Subcontracting [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current assets	6,394,814	6,284,118
Non-current assets	19,601,749	31,978,462
Total assets	25,996,563	38,262,580
Current liabilities	1,590,564	1,995,164
Total liabilities	1,590,564	1,995,164
Unallocated [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current assets	17,462	22,384
Non-current assets
Total assets	17,462	22,384
Current liabilities	1,856,467	1,565,068
Total liabilities	$ 1,856,467	$ 1,565,068